Corporate, Administration and Other Expenditure (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Professional fees expense	R 87	R 61	R 52
Compliance and assurance cost	63	62	51
Corporate business development	20	39	221
Corporate office expenditure	847	797	707
Other corpirate and adminstration expenses	27	25	37
Administrative expenses	R 1,044	R 984	R 1,068